Report for the Calendar Year or Quarter Ended:	March 31, 2004
Check here if Amendment  [    ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					      [    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	 Carol L. Bieber
Title: Compliance Officer
Phone: 772-778-0552
Signature, Place and Date of Signing: ________________________

	Carol L. Bieber 	Vero Beach, FL		April 28, 2005

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	50

Form 13F Information Table Value Total:	$239,906

List of Other Managers Included:		NONE


ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
SOLE
D
ABBOTT LABS
COM
002824100
242
5200
5200
5200
D
AFFILIATED COMPUTER SERVS
COM
008190100
2688
50485
50485
50485
D
ALABAMA NATIONAL BANCORP
COM
010317105
275
4450
4450
4450
D
AMERICAN INTERNATIONAL GP
COM
026874107
7362
132859
132859
132859
D
ANHEUSER-BUSCH COS
COM
035229103
3603
76035
76035
76035
D
APPLIED MATERIALS
COM
038222105
5981
368045
368045
368045
D
AUTOMATIC DATA PROCESSING
COM
053015103
7402
164665
164665
164665
D
AVERY DENNISON
COM
053611109
4750
76705
76705
76705
D
BARD (CR) INC.
COM
067383109
7597
111595
111595
111595
D
BELLSOUTH CORP
COM
079860102
230
8737
8737
8737
D
BOEING
COM
097023105
219
3750
3750
3750
D
BRISTOL MYERS SQUIBB CO.
COM
110122108
240
9425
9425
9425
D
CAPITAL SOUTHWEST CORP
COM
140501107
435
5500
5500
5500
D
CISCO SYSTEMS
COM
17275R102
355
19854
19854
19854
D
CITIGROUP, INC.
COM
172967101
9938
221139
221139
221139
D
COMPASS BANCSHARES
COM
20449H109
7503
165260
165260
165260
D
CONOCOPHILLIPS
COM
20825C104
10735
99550
99550
99550
D
DENTSPLY INTERNATIONAL
COM
249030107
6899
126805
126805
126805
D
DIAGEO PLC
COM
25243Q205
3382
59445
59445
59445
D
EXXON MOBIL CORP
COM
30231G102
13670
229368
229368
229368
D
FED NAT'L MRTGE ASSN
COM
313586109
476
8750
8750
8750
D
GENERAL DYNAMICS CORP
COM
369550108
7645
71416
71416
71416
D
GENERAL ELECTRIC
COM
369604103
8227
228153
228153
228153
D
HARBOR FLORIDA BANCSHARES
COM
411901101
225
6600
6600
6600
D
HARLEY DAVIDSON
COM
412822108
6634
114850
114850
114850
D
HORMEL
COM
440452100
7237
232625
232625
232625
D
INGERSOLL-RAND CO. CL-A
COM
G4776G101
6516
81805
81805
81805
D
INTERNATIONAL GAME TECH
COM
459902102
4618
173210
173210
173210
D
JOHNSON & JOHNSON
COM
478160104
9533
141941
141941
141941
D
LIFEWORKS HOLDINGS INC
COM
531934107
0
11000
11000
11000
D
MCGRAW HILL CO'S
COM
580645109
7407
84890
84890
84890
D
MEDTRONIC INC
COM
585055106
8255
162020
162020
162020
D
MERCK & CO.
COM
589331107
240
7400
7400
7400
D
METROPOLITAN LIFE INS. CO
COM
59156R108
9352
239180
239180
239180
D
MICROSOFT
COM
594918104
7705
318785
318785
318785
D
MONTEREY GOURMET FOODS IN
COM
612570101
32
10000
10000
10000
D
NESS ENERGY INTERNATIONAL
COM
64104P105
4
20000
20000
20000
D
OSHKOSH TRUCK
COM
688239201
6134
74815
74815
74815
D
PEPSICO
COM
713448108
7938
149680
149680
149680
D
PFIZER INC
COM
717081103
7094
270060
270060
270060
D
POPULAR, INC.
COM
733174106
5636
231760
231760
231760
D
PROCTER & GAMBLE
COM
742718109
5773
108920
108920
108920
D
QUALCOMM, INC.
COM
747525103
6197
169185
169185
169185
D
REGIS CORPORATION
COM
758932107
6639
162200
162200
162200
D
ROYAL DUTCH PETROL.
COM
780257804
405
6750
6750
6750
D
SCHERING PLOUGH CORP
COM
806605101
232
12800
12800
12800
D
STATE STREET CORP
COM
857477103
8150
186405
186405
186405
D
VANGUARD STAR FD #56
COM
921909107
692
37350
37350
37350
D
VIACOM CL B
COM
925524308
714
20498
20498
20498
D
WAL-MART
COM
931142103
6690
133509
133509
133509








S
REPORT SUMMARY
50
RECORDS
239906
0
OTHER MANAGERS